Related Party Transactions (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Dec. 31, 2020	Aug. 13, 2020	May 31, 2020	Apr. 19, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Interest expense						$ 382,900	$ 358,300
Debt instrument face amount	$ 10,092,500				$ 9,647,700	10,092,500	9,647,700
Due to related party					8,100		8,100
Land and related mining bond					495,500		495,500
Amount received in exchage for transfer					0
Distributions to owner					495,500		349,400
Payment to acquire property						408,000	402,800
Curb Funding, LLC [Member]
Debt instrument term		1 year
Debt instrument interest rate percentage		12.00%
Debt discounts	0					1,100
Debt instrument face amount	$ 3,500				0	3,500	0
Olympic Views, LLC [Member]
Payment to acquire property						$ 3,430,000
SGRE, LLC [Member]
Ownership percentage	100.00%					100.00%
Percentage of commision payable	25.00%					25.00%
Commission expense						$ 136,500	0
Due to related party	$ 0				8,100	0	8,100
Richard Schmidktke [Member]
Fees payable						500	13,500
Accounting expenses						$ 51,000	26,300
Construction Loans [Member]
Debt instrument term						1 year
Construction Loans [Member] | Minimum [Member]
Debt instrument interest rate percentage	8.00%					8.00%
Construction Loans [Member] | Maximum [Member]
Debt instrument interest rate percentage	40.00%					40.00%
Construction Loans [Member] | Sound Capital Loans Inc [Member]
Debt instrument term						1 year
Loan origination fees						$ 418,300	771,700
Debt discounts						202,500	402,300
Prepaid interest	$ 726,500				705,700	726,500	705,700
Prepaid interest reserve	466,600				451,500	466,600	451,500
Outstanding loan balances	$ 6,438,100				14,935,000	6,438,100	14,935,000
Interest expense						$ 3,000	0
Construction Loans [Member] | Sound Capital Loans Inc [Member] | Minimum [Member]
Debt instrument interest rate percentage	7.99%					7.99%
Construction Loans [Member] | Sound Capital Loans Inc [Member] | Maximum [Member]
Debt instrument interest rate percentage	12.00%					12.00%
Construction Loans [Member] | Olympic Views, LLC [Member]
Debt instrument interest rate percentage				12.00%
Outstanding loan balances	$ 0				$ 442,000	$ 0	442,000
Interest expense						$ 17,400	$ 37,600
Ownership percentage				50.00%
Debt instrument face amount				$ 442,000
Debt instrument maturity date				Apr. 19, 2020
Accrued interest			$ 55,000
Share issued price per share			$ 6.00
Stock issued during period shares			82,826